Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables, current and non-current - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other payables, current and non-current [Abstract]
Accrued payroll and welfare benefits	¥ 30,362	¥ 22,545
Government subsidies received on behalf of certain teachers and students	9,702	2,511
Contingent consideration payables for a business combination	11,747	18,862
Other tax payables	6,672	15,613
Deposits received	10,639	18,278
Accrued service fees	12,027	4,263
Accrued utilities fees	1,707	1,245
Collection of teaching and auxiliary materials fee	23,612
Accrued expenses	7,868
Others	3,862	1,727
Accrued expenses and other payables	118,198	85,044
Including:
- Current portion	110,330	68,163
- Non-current portion	¥ 7,868	¥ 16,881